Equity Incentive Plan	12 Months Ended
Dec. 31, 2011
Equity Incentive Plan [Abstract]
Equity Incentive Plan

16. EQUITY INCENTIVE PLAN

2004 Stock Option Plan and 2005 Equity Incentive Plan

In 2004, SMI Taiwan adopted a 2004 Employee Stock Option Plan ("the 2004 Plan"). The 2004 Plan reserved 8,000 options with each option exercisable into for 1,000 shares of common stock. The options may be granted to qualified employees of the Company or any of its domestic or foreign subsidiaries and expire no later than six years from the date of grant. The options were granted at an exercise price not lower than the market value of SMI Taiwan's common stock at the date of the grant and vest over four years at certain percentages after two years from the date of grant. As part of the share exchange between the Company and the shareholders of SMI Taiwan effective on April 25, 2005, the Company agreed to assume the share options previously issued by SMI Taiwan. Subsequently on June 3, 2005, the Company amended the 2004 Plan such that options under the 2004 Plan are granted at an exercise price not lower than the market value of the Company's ordinary shares at the date of the grant and vest over four years at certain percentages after one year from the date of grant.

On April 22, 2005, the Company adopted its 2005 Equity Incentive Plan ("the 2005 Plan"). The 2005 Plan provides for the grant of stock options, stock bonuses, restricted stock awards, restricted stock units and stock appreciation rights, which may be granted to employees (including officers), directors and consultants. The 2005 Plan reserved 10,000 thousand shares of ordinary shares, inclusive of the number of assumed share options under the 2004 Plan, for issuance upon the exercise of stock options.

In 2006, the Company amended the 2005 Plan to reserve an additional 15,000 thousand ordinary shares for issuance upon exercise of stock options and restricted stock units. In 2009, the Company amended the Plan to reserve an additional 15,000 thousand ordinary shares for issuance upon exercise of stock options and restricted stock units.

Restricted stock units are converted into shares of the Company's ordinary shares upon vesting on one-for-one basis. The vesting of restricted stock unit is subject to the employee's continuing service to the Company. The cost of these awards is determined using the fair value of the Company's ordinary share on the date of the grant, and compensation is recognized on a straight-line basis over the requisite service period. The Company's restricted stock units are considered nonvested share awards as defined under ASC 718.

At December 31, 2009, the Company's Compensation Committee approved the acceleration of 858 thousand restricted stock units. There is no remaining requisite service periods on these restricted stock units and as a result of modifications, the expense that would have been recognized over the remaining vesting period was accelerated. The amount of the accelerated restricted stock units expense was NT$ 23,132 thousand which was recorded in the Company's fourth quarter 2009 financial results. No incremental compensation cost resulted from this modification.

At December 31, 2009, 1,222 thousand restricted stock units were canceled by the Company. No compensation was given to the holders of the restricted stock units for the cancelation. As a result of the modification, the expense that would have been recognized over the remaining vesting period was accelerated. The amount of the canceled restricted stock units expense was NT$198,682 thousand which was recorded in the Company's fourth quarter 2009 financial results. There were approximately 203 employees affected by these modifications.

In April 2010, the Company's Board of Directors and Compensation Committee approved an employee stock option exchange program that required certain employees to exchange eligible stock options for a lesser number of new stock options that have approximately the same fair values as the options surrendered. Eligible options included stock options granted between August 17, 2005 and July 31, 2008 that had an exercised price above $1.85. In 2010, 4,369 thousand eligible stock options were exchanged for 3,785 thousand new stock options granted. The new stock options have an exercise price of $1.47, which was equal to the market price of the Company's ordinary share on April 26, 2010, the date eligible stock options were surrendered and new stock options granted. The new stock options were issued under the 2005 Plan and are subject to its terms and conditions. The new stock options will continue to vest according to the original vesting schedule. Using the Black-Scholes option pricing model, we determined that the fair value of the surrendered stock options on a grant-by-grant basis was approximately equal, as of the date of the exchange, to the fair value of the new stock options granted, resulting in insignificant incremental share-based compensation.

Stock Option and Restricted Stock Units Activity

The following is a summary of, the 2004 Plan, and the 2005 Plan, which includes stock options and restricted stock units:

Unit (in Thousands)

Available for grant at January 1, 2009	9,695
Authorized	15,000
Restricted stock units granted	(13,014)
Option and restricted stock units forfeited/canceled	2,211

Available for grant at December 31, 2009	13,892
Restricted stock units granted	(3,817)
Option and restricted stock units forfeited	2,244

Available for grant at December 31, 2010	12,319
Restricted stock units granted	(6,387)
Option and restricted stock units forfeited	574

Available for grant at December 31, 2011	6,506

Stock Options

A summary of the stock option activity and related information is as follows:

	Number of Options Shares (in Thousands)	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2011	3,511	1.46
Options forfeited	(82)	1.46
Options exercised	(1,580)	1.45

Outstanding at December 31, 2011	1,849	1.47	4.14

Options Vested and expected to vest after December 31, 2011	1,849	1.47	4.14

Options Exercisable at December 31, 2011	1,849	1.47	4.14

No stock options were granted in 2009, 2010 and 2011. The intrinsic value of options exercised, determined as of the date of option exercise, was nil, nil and NT$175,476 thousand (US$5,797 thousand) in 2009, 2010 and 2011, respectively.

As of December 31, 2011, total unrecognized compensation cost related to non-vested share-based compensation awards granted under the Company's stock option plans, net of estimated forfeitures, was nil.

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of fiscal year 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. Intrinsic value will change in future periods based on the fair market value of the Company's stock and the number of shares outstanding.

The total cash received from employees as a result of employee stock option exercises were nil, nil and NT$67,456 thousand (US$2,228 thousand) for the years ended December 31, 2009, 2010 and 2011, respectively.

The related tax effect for stock-based compensation benefit (expense) were NT$(8,306) thousand, NT$(7,170) thousand, and NT$5,028 thousand (US$166 thousand) for 2009, 2010 and 2011, respectively. The related tax effect for stock-based compensation expense for option and restricted stock units exercised during 2009, 2010 and 2011 was NT$51,956 thousand, NT$7,442 thousand and NT$14,934 thousand (US$493 thousand), respectively. The related tax effect was determined using the applicable tax rates in jurisdictions to which this expense relates.

Determining Fair Value

The Company estimated the fair value of each option grant on the date of grant using the Black-Scholes option pricing model. The Black-Scholes option valuation model was developed for estimating the fair value of traded options that have no vesting restrictions and are fully transferable. In addition, the option valuation model requires the input of highly subjective assumptions, including the expected stock price volatility. The Company used the following weighted-average assumptions for each year in calculating the fair value of the options granted:

	Year Ended December 31
	2009	2010	2011

Expected dividend yield	—	—	—

Expected volatility	—	128.09%-138.10%	—

Risk free interest rate	—	2.60%	—

Expected life	—	0.0-1.26 years	—

Risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. Expected volatilities are determined based on historical volatilities of the stock prices of the Company. Expected life represents the periods that the Company's share-based awards are expected to be outstanding and was determined based on historical experience regarding similar awards, giving consideration to the contractual term of the share based awards. The dividend yield is zero as the Company has never declared or paid dividends on the ordinary shares or other securities and does not anticipate paying dividends in the foreseeable future.

Restricted Stock Units

A summary of the status of restricted stock units and changes during the year ended December 31, 2011 is as follows:

	Number of Nonvested Stock Units (in Thousands)	Weighted Average Grant Date Fair Value (US$)	Weight Average Remaining Recognition Period (Years)

Nonvested at January 1, 2011	11,122	1.00

Restricted stock units granted	6,387	2.78

Restricted stock units vested	(5,853)	0.97

Restricted stock units forfeited	(492)	2.18

Nonvested at December 31, 2011	11,164	1.99	1.67

As of December 31, 2011, there was NT$427,703 thousand (US$14,130 thousand) of total unrecognized compensation cost related to restricted stock units granted under the 2005 Plan.

Stock-based Compensation Expense

The following table shows total stock-based compensation expense included in the Consolidated Statements of Operations for the years ended December 31, 2009, 2010 and 2011

	Year Ended December 31
	2009	2010	2011
	NT$	NT$	NT$	US$ (Note 3)
Cost of sales	24,445	5,911	7,489	247
Research and development	224,220	102,209	148,405	4,903
Sales and marketing	77,500	45,520	60,626	2,003
General and administrative	120,298	37,488	44,511	1,470

	446,463	191,128	261,031	8,623